File No. 33-49014

811-7044

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 33  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 33  [X]

(Check appropriate box or boxes.)

The Dreyfus Socially Responsible Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 8th day of May 2014.

The Dreyfus Socially Responsible Growth Fund, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	5/8/14
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	5/8/14
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	5/8/14
Joseph S. DiMartino
/s/ J. Charles Cardona*	Board Member	5/8/14
J. Charles Cardona
/s/ Gordon J. Davis*	Board Member	5/8/14
Gordon J. Davis
/s/ Isabel P. Dunst*	Board Member	5/8/14
Isabel P. Dunst
/s/ Whitney Gerard*	Board Member	5/8/14
Whitney Gerard
/s/ Robin A. Melvin*	Board Member	5/8/14
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	5/8/14
Nathan Leventhal
/s/ Roslyn M. Watson*	Board Member	5/8/14
Roslyn M. Watson
/s/Benaree Pratt Wiley*	Board Member	5/8/14
Benaree Pratt Wiley

*BY:	/s/ Kiesha Astwood
Kiesha Astwood Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.